Note 25 (Tables)	12 Months Ended
Dec. 31, 2024
Post Employment And Other Employee Benefit Commitments [Abstract]
Net defined benefit liability asset on the consolidated balance sheet [Table Text Block]
The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2024, 2023 and 2022 is provided below:

Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2024	2023	2022
Pension commitments		3,759	3,849	3,661
Early retirement commitments		271	412	606
Medical benefits commitments		1,269	1,728	1,448
Other long term employee benefits		384	435	466
Total commitments		5,683	6,424	6,181
Pension plan assets		1,584	1,675	1,608
Medical benefit plan assets		1,367	1,744	1,476
Total plan assets (1)		2,951	3,419	3,084

Total net liability / asset		2,732	3,006	3,097
Of which: Net asset on the consolidated balance sheet (2)		—	—	(1)
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	2,348	2,571	2,632
Of which: Net liability on the consolidated balance sheet for other long term employee benefits	24	384	435	466
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €123 million as of December 31, 2024 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer. As of December 31, 2023 and 2022, this amount amounted to €153 and €188 million respectively.
(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.

Consolidated Income Statement Impact [Table Text Block]
The impact relating to benefit commitments on the consolidated income statement for the years 2024, 2023 and 2022 is as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	2024	2023	2022 ⁽¹⁾
Interest and other expense		138	133	75
Interest expense		494	444	342
Interest income		(356)	(311)	(267)
Personnel expense		215	188	130
Defined contribution plan expense	44.1	158	139	87
Defined benefit plan expense	44.1	51	49	42
Other expense		6	—	—
Provisions or (reversal) of provisions	46	3	31	(89)
Early retirement expense		—	—	—
Past service cost expense		7	36	34
Remeasurements ⁽²⁾		(5)	(7)	(126)
Other provision expense		1	2	3
Total impact on consolidated income statement: expense (income)		355	352	116
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.13).

Equity impact [Table Text Block]
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2024, 2023 and 2022 are as follows:

Equity impact (Millions of Euros)
	2024	2023	2022
Defined benefit plans	218	302	(363)
Post-employment medical benefits	(86)	12	(71)
Total impact on equity: debit (credit)	132	314	(433)

Defined benefits [Table Text Block]
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2024, 2023 and 2022 is presented below:

Defined benefits (Millions of Euros)
	2024			2023			2022
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	5,989	3,419	2,571	5,715	3,084	2,632	6,547	2,988	3,560
Current service cost	51	—	51	52	—	52	45	—	45
Interest income/expense	472	356	115	425	311	114	333	267	65
Contributions by plan participants	16	16	—	10	10	—	10	10	—
Employer contributions	—	143	(143)	—	106	(106)	—	67	(67)
Past service costs (1)	7	—	7	36	—	36	34	—	34
Remeasurements:	(202)	(330)	128	375	68	307	(741)	(240)	(501)
Return on plan assets (2)	—	(330)	330	—	68	(68)	—	(240)	240
From changes in demographic assumptions	2	—	2	(86)	—	(86)	(29)	—	(29)
From changes in financial assumptions	(362)	—	(362)	248	—	248	(812)	—	(812)
Other actuarial gains and losses	158	—	158	212	—	212	100	—	100
Benefit payments	(564)	(230)	(334)	(655)	(232)	(424)	(676)	(184)	(492)
Settlement payments	(1)	(1)	—	(76)	(75)	(1)	(4)	(4)	—
Business combinations and disposals	—	—	—	(1)	—	(1)	—	—	—
Effect on changes in foreign exchange rates	(467)	(416)	(51)	124	153	(29)	161	180	(20)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	(3)	(7)	4	(15)	(7)	(8)	7	—	7
Balance at the end	5,299	2,951	2,348	5,989	3,419	2,571	5,715	3,084	2,632
Of which: Spain	2,078	114	1,964	2,310	129	2,181	2,546	147	2,399
Of which: Mexico	2,385	2,114	271	2,988	2,702	286	2,426	2,329	97
Of which: Turkey	567	488	80	435	363	72	418	315	103
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Actuarial assumptions percentage [Table Text Block]
The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2024, 2023 and 2022:

Actuarial assumptions (%)
	2024			2023			2022
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	3.25%	12.11%	31.02%	3.43%	10.44%	25.60%	3.91%	10.68%	17.79%
Rate of salary increase	—	4.50%	27.80%	—	4.50%	23.44%	—	4.50%	15.86%
Rate of pension increase	—	3.92%	26.30%	—	4.14%	21.94%	—	4.41%	14.36%
Medical cost trend rate	—	8.00%	30.50%	—	8.04%	26.14%	—	8.04%	18.56%
Mortality tables	PER 2020	EMSSA09	TUIK 2022	PER 2020	EMSSA09	TUIK 2019	PER 2020	EMSSA09	TUIK 2019

Sensitivity analysis [Table Text Block]
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity analysis (Millions of Euros)
	Basis points change	2024		2023		2022
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(213)	232	(265)	291	(321)	350
Rate of salary increase	50	4	(4)	4	(4)	1	(1)
Rate of pension increase	50	27	(26)	34	(32)	32	(39)
Medical cost trend rate	50	102	(93)	141	(126)	119	(106)
Change in obligation from each additional year of longevity		120	—	134	—	113	—

Post employment commitments [Table Text Block]
The change in the benefit plan obligations and plan assets during the year ended December 31, 2024 was as follows:

Post-employment commitments 2024 (Millions of Euros)
	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	2,310	1,269	435	247
Current service cost	4	10	18	3
Interest income or expense	73	118	105	9
Contributions by plan participants	—	—	14	2
Employer contributions	—	—	—	—
Past service costs (1)	—	—	3	4
Remeasurements:	24	14	83	9
Return on plan assets (2)	—	—	—	—
From changes in demographic assumptions	—	2	(15)	—
From changes in financial assumptions	34	(10)	(97)	3
Other actuarial gains and losses	(10)	22	195	6
Benefit payments	(341)	(109)	(32)	(12)
Settlement payments	—	(1)	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	(177)	(48)	(2)
Conversions to defined contributions	—	—	—	—
Other effects	8	—	(11)	—
Balance at the end	2,078	1,124	567	260
Of which: Vested benefit obligation relating to current employees	72
Of which: Vested benefit obligation relating to retired employees	2,006

Plan Assets
Balance at the beginning	129	958	363	224
Current service cost	—	—	—	—
Interest income or expense	4	87	89	7
Contributions by plan participants	—	—	14	2
Employer contributions	—	68	39	22
Past service costs (1)	—	—	—	—
Remeasurements:	1	(125)	50	(10)
Return on plan assets (2)	1	(125)	50	(10)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(20)	(108)	(20)	(11)
Settlement payments	—	(1)	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	(132)	(40)	—
Conversions to defined contributions	—	—	—	—
Other effects	—	—	(7)	—
Balance at the end	114	748	488	234

Net liability (asset)
Balance at the beginning	2,181	311	72	23
Current service cost	4	10	18	3
Interest income or expense	69	30	16	2
Contributions by plan participants	—	—	—	—
Employer contributions	—	(68)	(39)	(22)
Past service costs (1)	—	—	3	4
Remeasurements:	23	139	32	19
Return on plan assets (2)	(1)	125	(50)	10
From changes in demographic assumptions	—	2	(15)	—
From changes in financial assumptions	34	(10)	(97)	3
Other actuarial gains and losses	(10)	22	195	6
Benefit payments	(321)	—	(11)	(1)
Settlement payments	—	—	—	—
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	(45)	(8)	(2)
Conversions to defined contributions	—	—	—	—
Other effects	8	—	(4)	—
Balance at the end	1,964	377	80	26
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended December 31, 2023 and 2022 was as follows:

Post-employment commitments (Millions of Euros)
	2023: Net liability (assets)				2022: Net liability (assets)
	Spain	Mexico	Turkey	Rest of the world	Spain	Mexico	Turkey	Rest of the world
Balance at the beginning	2,399	132	103	25	3,464	124	63	24
Current service cost	3	9	17	3	4	7	13	3
Interest income or expense	85	17	8	2	51	14	10	4
Contributions by plan participants	—	—	—	—	—	—	—	—
Employer contributions	—	(37)	(23)	(29)	—	(41)	(22)	(3)
Past service costs (1)	—	—	33	3	—	1	2	3
Remeasurements:	67	175	32	21	(643)	152	62	(1)
Return on plan assets (2)	—	19	(129)	25	34	45	(104)	121
From changes in demographic assumptions	—	—	(14)	(2)	—	—	(37)	8
From changes in financial assumptions	78	114	10	(10)	(643)	73	82	(132)
Other actuarial gains and losses	(11)	42	165	8	(34)	34	122	2
Benefit payments	(379)	—	(43)	(1)	(484)	—	(6)	(1)
Settlement payments	—	—	—	(1)	—	—	—	—
Business combinations and disposals	—	—	—	(1)	—	(139)	—	—
Effect on changes in foreign exchange rates	—	15	(40)	1	—	13	(18)	(3)
Conversions to defined contributions	—	—	—	—	—	—	—	—
Other effects	6	—	(14)	—	7	—	—	—
Balance at the end	2,181	311	72	23	2,399	132	103	25
(1) Includes gains and losses from settlements.
(2) Excludes interest which is reflected in the line item “Interest income and expense”.

Medical benefits commitments [Table Text Block]
The change in defined benefit obligations and plan assets during the years 2024, 2023 and 2022 was as follows:

Medical benefits commitments (Millions of Euros)
	2024			2023			2022
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,728	1,744	(16)	1,448	1,476	(28)	1,377	1,494	(116)
Current service cost	18	—	18	20	—	20	19	—	19
Interest income or expense	167	168	(2)	167	165	2	144	157	(14)
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	15	(15)	—	17	(17)	—	—	—
Past service costs (1)	—	—	—	—	—	—	28	—	28
Remeasurements:	(333)	(247)	(86)	(5)	(17)	12	(215)	(144)	(71)
Return on plan assets (2)	—	(247)	247	—	(17)	17	—	(144)	144
From changes in demographic assumptions	15	—	15	(70)	—	(70)	—	—	—
From changes in financial assumptions	(293)	—	(293)	56	—	56	(191)	—	(191)
Other actuarial gain and losses	(55)	—	(55)	8	—	8	(23)	—	(23)
Benefit payments	(71)	(70)	—	(70)	(70)	—	(60)	(60)	—
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	—	—	—	—	—	—	(139)	139
Effect on changes in foreign exchange rates	(240)	(243)	3	168	173	(5)	155	167	(11)
Other effects	—	—	—	—	—	—	—	—	—
Balance at the end	1,269	1,367	(98)	1,728	1,744	(16)	1,448	1,476	(28)
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".

Estimated benefit payments [Table Text Block]
As of December 31, 2024, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

Estimated benefit payments (Millions of Euros)
	2025	2026	2027	2028	2029	2030 - 2034
Commitments in Spain	422	278	242	210	181	618
Commitments in Mexico	196	207	215	225	235	1,331
Commitments in Turkey	28	30	37	47	60	696
Total	645	514	495	482	477	2,645

Plan assets breakdown [Table Text Block]
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2024, 2023 and 2022:

Plan assets breakdown (Millions of Euros)
	2024	2023	2022
Cash and cash equivalents	60	86	169
Debt securities (government bonds)	2,267	2,818	2,270
Mutual funds	1	—	—
Asset-backed securities	—	—	—
Structured debt	—	—	—
Insurance contracts	21	21	183
Total	2,349	2,924	2,622
Of which: Bank account in BBVA	25	23	7
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—

Investments in listed markets [Table Text Block]
The following table provides details of investments in listed securities (Level 1) as of December 31, 2024, 2023 and 2022:

Investments in listed markets (Millions of Euros)
	2024	2023	2022
Cash and cash equivalents	60	86	169
Debt securities (Government bonds)	2,267	2,818	2,270
Mutual funds	1	—	—
Total	2,328	2,904	2,439
Of which: Bank account in BBVA	25	23	7
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—